Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Fair value of plan assets at beginning of year	$ 9,061,000,000
Employer contribution	0
Fair value of plan assets at end of year	9,490,000,000
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at end of year	9,539,000,000	9,061,000,000
Pension Benefits Qualified [Member]
Change in benefit obligation:
Service cost	(3,000,000)	(6,000,000)	(5,000,000)
Interest cost	(514,000,000)	(520,000,000)	(554,000,000)
Change in plan assets:
Funded status at end of year	(2,178,000,000)	(1,573,000,000)
Liabilities	(2,178,000,000)	(1,573,000,000)
Pension Benefits Qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,634,000,000	10,337,000,000
Service cost	3,000,000	6,000,000
Interest cost	514,000,000	520,000,000
Plan participants' contributions	0	0
Actuarial loss (gain)	1,242,000,000	501,000,000
Benefits paid	(725,000,000)	(726,000,000)
Medicare Part D subsidy	0	0
Curtailment	0	(3,000,000)
Amendments	1,000,000	0
Liability transfer	47,000,000	0
Foreign exchange impact	1,000,000	(1,000,000)
Benefit obligation at end of year	11,717,000,000	10,634,000,000
Pension Benefits Qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(725,000,000)	(726,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	1,000,000	(1,000,000)
Change in plan assets:
Fair value of plan assets at beginning of year	9,061,000,000	9,639,000,000
Actual return on plan assets	1,149,000,000	139,000,000
Employer contribution	9,000,000	10,000,000
Asset transfer	44,000,000	0
Fair value of plan assets at end of year	9,539,000,000	9,061,000,000
Pension Benefits Nonqualified [Member]
Change in benefit obligation:
Service cost	0	(1,000,000)	0
Interest cost	(32,000,000)	(34,000,000)	(37,000,000)
Change in plan assets:
Funded status at end of year	(719,000,000)	(691,000,000)
Liabilities	(719,000,000)	(691,000,000)
Pension Benefits Nonqualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	691,000,000	693,000,000
Service cost	0	1,000,000
Interest cost	32,000,000	34,000,000
Plan participants' contributions	0	0
Actuarial loss (gain)	62,000,000	33,000,000
Benefits paid	(66,000,000)	(70,000,000)
Medicare Part D subsidy	0	0
Curtailment	0	0
Amendments	0	0
Liability transfer	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	719,000,000	691,000,000
Pension Benefits Nonqualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(66,000,000)	(70,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	66,000,000	70,000,000
Asset transfer	0	0
Fair value of plan assets at end of year	0	0
Other benefits [Member]
Change in benefit obligation:
Service cost	(11,000,000)	(13,000,000)	(13,000,000)
Interest cost	(60,000,000)	(71,000,000)	(78,000,000)
Change in plan assets:
Fair value of plan assets at beginning of year	640,000,000
Fair value of plan assets at end of year	636,000,000	640,000,000
Funded status at end of year	(657,000,000)	(664,000,000)
Liabilities	(657,000,000)	(664,000,000)
Other benefits [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,304,000,000	1,398,000,000
Service cost	11,000,000	13,000,000
Interest cost	60,000,000	71,000,000
Plan participants' contributions	80,000,000	88,000,000
Actuarial loss (gain)	(23,000,000)	(105,000,000)
Benefits paid	(147,000,000)	(171,000,000)
Medicare Part D subsidy	11,000,000	10,000,000
Curtailment	(3,000,000)	0
Amendments	0	0
Liability transfer	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	1,293,000,000	1,304,000,000
Other benefits [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	80,000,000	88,000,000
Benefits paid	(147,000,000)	(171,000,000)
Medicare Part D subsidy	11,000,000	10,000,000
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	640,000,000	697,000,000
Actual return on plan assets	55,000,000	10,000,000
Employer contribution	(3,000,000)	6,000,000
Asset transfer	0	0
Fair value of plan assets at end of year	$ 636,000,000	$ 640,000,000